Investment Risks	Feb. 28, 2025
Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The investment techniques, risk analyses and portfolio optimization process the investment adviser may use in constructing the fund’s portfolio do not assure successful investment outcomes. Securities selected with the assistance of the investment process may be negatively impacted by factors or events not foreseen in developing the process. The portfolio optimization process and Schwab Equity Ratings may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs. The fund’s investment adviser may make investment decisions using historical information that may not produce the desired results in the future. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
REITs Risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. The fund buys and sells portfolio securities actively. This may cause the fund’s portfolio turnover rate and transaction costs to rise, which may lower the fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Core Equity Fund | Schwab Core Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Core Equity Fund | Schwab Core Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Core Equity Fund | Schwab Core Equity Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The investment techniques, risk analyses and portfolio optimization process the investment adviser may use in constructing the fund’s portfolio do not assure successful investment outcomes. Securities selected with the assistance of the investment process may be negatively impacted by factors or events not foreseen in developing the process. The portfolio optimization process and Schwab Equity Ratings may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs. The fund’s investment adviser may make investment decisions using historical information that may not produce the desired results in the future. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Schwab Core Equity Fund | Schwab Core Equity Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Core Equity Fund | Schwab Core Equity Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab Core Equity Fund | Schwab Core Equity Fund | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab Core Equity Fund | Schwab Core Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab Core Equity Fund | Schwab Core Equity Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Core Equity Fund | Schwab Core Equity Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Core Equity Fund | Schwab Core Equity Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
REITs Risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Schwab Core Equity Fund | Schwab Core Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab Core Equity Fund | Schwab Core Equity Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. The fund buys and sells portfolio securities actively. This may cause the fund’s portfolio turnover rate and transaction costs to rise, which may lower the fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Core Equity Fund | Schwab Core Equity Fund | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

Schwab Core Equity Fund | Schwab Core Equity Fund | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.

Schwab International Core Equity Fund | Schwab International Core Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab International Core Equity Fund | Schwab International Core Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab International Core Equity Fund | Schwab International Core Equity Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The fund’s investment adviser makes investment decisions for the fund using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by the fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the investment process may be negatively impacted by factors or events not foreseen in developing the process. The portfolio optimization process and Schwab Equity Ratings International may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Schwab International Core Equity Fund | Schwab International Core Equity Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab International Core Equity Fund | Schwab International Core Equity Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab International Core Equity Fund | Schwab International Core Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab International Core Equity Fund | Schwab International Core Equity Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab International Core Equity Fund | Schwab International Core Equity Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab International Core Equity Fund | Schwab International Core Equity Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
REITs Risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Schwab International Core Equity Fund | Schwab International Core Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab International Core Equity Fund | Schwab International Core Equity Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. The fund buys and sells portfolio securities actively. This may cause the fund’s portfolio turnover rate and transaction costs to rise, which may lower the fund’s performance and may increase the likelihood of capital gains distributions.

Schwab International Core Equity Fund | Schwab International Core Equity Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include ADRs, GDRs and EDRs, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.

Schwab International Core Equity Fund | Schwab International Core Equity Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The investment techniques, risk analyses and portfolio optimization process the investment adviser may use in constructing the fund’s portfolio do not assure successful investment outcomes. Securities selected with the assistance of the investment process may be negatively impacted by factors or events not foreseen in developing the process. The portfolio optimization process, Schwab Equity Ratings and Schwab Equity Ratings International may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs. The fund’s investment adviser may make investment decisions using historical information that may not produce the desired results in the future. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
REITs Risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. The fund buys and sells portfolio securities actively. This may cause the fund’s portfolio turnover rate and transaction costs to rise, which may lower the fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include ADRs, GDRs and EDRs, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.

Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Dividend Equity Fund | Schwab Dividend Equity Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund primarily invests in dividend paying stocks. As a result, fund performance will correlate with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by the fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.

Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The fund’s investment adviser makes investment decisions for the fund using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by the fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the investment process may be negatively impacted by factors or events not foreseen in developing the process. The portfolio optimization process and Schwab Equity Ratings may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
REITs Risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. The fund buys and sells portfolio securities actively. This may cause the fund’s portfolio turnover rate and transaction costs to rise, which may lower the fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.

Schwab Health Care Fund | Schwab Health Care Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Health Care Fund | Schwab Health Care Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Health Care Fund | Schwab Health Care Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The fund’s investment adviser makes investment decisions for the fund using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by the fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the investment process may be negatively impacted by factors or events not foreseen in developing the process. The portfolio optimization process, Schwab Equity Ratings and Schwab Equity Ratings International may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs. As a result, the fund may have a lower return than if it were managed using another process or strategy.

Schwab Health Care Fund | Schwab Health Care Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Health Care Fund | Schwab Health Care Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab Health Care Fund | Schwab Health Care Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab Health Care Fund | Schwab Health Care Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Health Care Fund | Schwab Health Care Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Health Care Fund | Schwab Health Care Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
REITs Risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Schwab Health Care Fund | Schwab Health Care Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab Health Care Fund | Schwab Health Care Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. The fund buys and sells portfolio securities actively. This may cause the fund’s portfolio turnover rate and transaction costs to rise, which may lower the fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Health Care Fund | Schwab Health Care Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include ADRs, GDRs and EDRs, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.

Schwab Health Care Fund | Schwab Health Care Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Health Care Fund | Schwab Health Care Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. Because the fund’s investments are concentrated in issuers doing business in the same sector, the companies in which the fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share and other competitive challenges. In addition, stocks of health care companies may underperform other segments of the equity market or stock market as a whole and are likely to have above-average volatility.

Schwab Balanced Fund | Schwab Balanced Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Balanced Fund | Schwab Balanced Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Balanced Fund | Schwab Balanced Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will select or allocate assets that could cause the fund to underperform or otherwise not meet its objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.

Schwab Balanced Fund | Schwab Balanced Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Balanced Fund | Schwab Balanced Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab Balanced Fund | Schwab Balanced Fund | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth Investing Risk. An underlying fund’s investments in growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

Schwab Balanced Fund | Schwab Balanced Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

Schwab Balanced Fund | Schwab Balanced Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Balanced Fund | Schwab Balanced Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Balanced Fund | Schwab Balanced Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
Schwab Balanced Fund | Schwab Balanced Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Balanced Fund | Schwab Balanced Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.

Schwab Balanced Fund | Schwab Balanced Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Balanced Fund | Schwab Balanced Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.

Schwab Balanced Fund | Schwab Balanced Fund | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Schwab Balanced Fund | Schwab Balanced Fund | Direct Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Schwab Balanced Fund | Schwab Balanced Fund | Underlying Fund Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.

Schwab Balanced Fund | Schwab Balanced Fund | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab Balanced Fund | Schwab Balanced Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Schwab Balanced Fund | Schwab Balanced Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab Balanced Fund | Schwab Balanced Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab Balanced Fund | Schwab Balanced Fund | Mortgage Backed And Mortgage Pass Through Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. An underlying fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.

Schwab Balanced Fund | Schwab Balanced Fund | Mortgage Dollar Rolls Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which an underlying fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. An underlying fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. To the extent that the fund becomes non-diversified as necessary to approximate the composition of the index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund’s investments, and the fund may experience increased volatility.

Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.

Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.

Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund | Sampling Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sampling Index Tracking Risk. The fund does not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. To the extent that the fund becomes non-diversified as necessary to approximate the composition of the index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund’s investments, and the fund may experience increased volatility.

Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund | Sampling Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sampling Index Tracking Risk. To the extent the fund uses sampling techniques, the fund will not fully replicate the index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund | Sampling Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sampling Index Tracking Risk. To the extent the fund uses sampling techniques, the fund will not fully replicate the index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Investing Risk. The fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund | Sampling Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sampling Index Tracking Risk. To the extent the fund uses sampling techniques, the fund will not fully replicate the index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Schwab International Index Fund | Schwab International Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab International Index Fund | Schwab International Index Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab International Index Fund | Schwab International Index Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab International Index Fund | Schwab International Index Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab International Index Fund | Schwab International Index Fund | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab International Index Fund | Schwab International Index Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab International Index Fund | Schwab International Index Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab International Index Fund | Schwab International Index Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab International Index Fund | Schwab International Index Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include ADRs, GDRs, and EDRs, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory, and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.

Schwab International Index Fund | Schwab International Index Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab International Index Fund | Schwab International Index Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.

Schwab International Index Fund | Schwab International Index Fund | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund | New Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Index Risk. The fund’s comparative index was recently constituted and has not previously been utilized for a registered fund, which may create additional risks for investing in the fund.
Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.

Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index, which may include real estate investment trusts, during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund | New Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Index Risk. The fund’s comparative index was recently constituted and has not previously been utilized for a registered fund, which may create additional risks for investing in the fund.
Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include ADRs, GDRs, and EDRs, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory, and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.

Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.

Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund | Sampling Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sampling Index Tracking Risk. To the extent the fund uses sampling techniques, the fund will not fully replicate the index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund | New Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Index Risk. The fund’s comparative index was recently constituted and has not previously been utilized for a registered fund, which may create additional risks for investing in the fund.
Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.

Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include ADRs, GDRs, and EDRs, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory, and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.

Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index, which may include real estate investment trusts, during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.

Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund | Sampling Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sampling Index Tracking Risk. To the extent the fund uses sampling techniques, the fund will not fully replicate the index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund | New Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Index Risk. The fund’s comparative index was recently constituted and has not previously been utilized for a registered fund, which may create additional risks for investing in the fund.
Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include ADRs, GDRs and EDRs, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.

Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.

Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund | Sampling Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund | New Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Index Risk. The fund’s comparative index was recently constituted and has not previously been utilized for a registered fund, which may create additional risks for investing in the fund.
Schwab International Opportunities Fund | Schwab International Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab International Opportunities Fund | Schwab International Opportunities Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab International Opportunities Fund | Schwab International Opportunities Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The portion of the fund that is actively managed is subject to the risk that its investment adviser and investment managers will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. Poor stock selection or a focus on securities in a particular sector may cause the fund to underperform its benchmark or other funds with a similar investment objective.

Schwab International Opportunities Fund | Schwab International Opportunities Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab International Opportunities Fund | Schwab International Opportunities Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab International Opportunities Fund | Schwab International Opportunities Fund | Large-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab International Opportunities Fund | Schwab International Opportunities Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.
The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab International Opportunities Fund | Schwab International Opportunities Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab International Opportunities Fund | Schwab International Opportunities Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab International Opportunities Fund | Schwab International Opportunities Fund | Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

Schwab International Opportunities Fund | Schwab International Opportunities Fund | Small-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.

Schwab International Opportunities Fund | Schwab International Opportunities Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of the fund’s investment being adversely affected. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.

Schwab International Opportunities Fund | Schwab International Opportunities Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab International Opportunities Fund | Schwab International Opportunities Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. Schwab Asset Management may attempt to reduce the impact of the performance of any given investment style by allocating to investment managers who invest in both value and growth style stocks. But whenever value stocks fall out of favor with investors, they may underperform growth stocks, and vice versa.
The portion of the fund that is invested in accordance with a particular index follows the securities included in that index during upturns as well as downturns. The fund does not take steps to reduce market exposure or to lessen the effects of a declining market with respect to this portion. In addition, because of the fund’s expenses, the fund’s performance with respect to this portion may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab International Opportunities Fund | Schwab International Opportunities Fund | Sampling Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sampling Index Tracking Risk. The portion of the fund that is invested in accordance with a particular index may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that Schwab Asset Management’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because Schwab Asset Management utilizes a sampling approach the portion of the fund it manages may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Schwab International Opportunities Fund | Schwab International Opportunities Fund | Multi Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Multi-Manager Risk. Schwab Asset Management and each investment manager makes investment decisions independently, and it is possible that the investment styles of Schwab Asset Management and the investment managers may not complement one another. As a result, the fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if the fund had a single manager.

Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.

Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.

Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that an underlying fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.

Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.

Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Direct Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Underlying Fund Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.

Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. Each underlying index fund seeks to track the performance of its respective index, although it may not be successful in doing so. Further, there can be no guarantee that the underlying index fund will achieve a high degree of correlation between the underlying index fund’s performance and that of its index. The correlation between the performance of an underlying fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. If an underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.

Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Exchange-Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | Real Estate Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real Estate Investment Risk. An underlying fund that has a policy of concentrating its investments in real estate companies and companies related to the real estate industry is subject to risks associated with the direct ownership of real estate securities. These risks include, among others, declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. These risks may be heightened in connection with investments in emerging markets or securities of issuers that conduct their business in emerging markets.

Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.

Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that an underlying fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.

Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.

Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Direct Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Underlying Fund Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.

Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. Each underlying index fund seeks to track the performance of its respective index, although it may not be successful in doing so. Further, there can be no guarantee that the underlying index fund will achieve a high degree of correlation between the underlying index fund’s performance and that of its index. The correlation between the performance of an underlying fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. If an underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.

Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Exchange-Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | Real Estate Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real Estate Investment Risk. An underlying fund that has a policy of concentrating its investments in real estate companies and companies related to the real estate industry is subject to risks associated with the direct ownership of real estate securities. These risks include, among others, declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. These risks may be heightened in connection with investments in emerging markets or securities of issuers that conduct their business in emerging markets.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that an underlying fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Direct Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Underlying Fund Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. Each underlying index fund seeks to track the performance of its respective index, although it may not be successful in doing so. Further, there can be no guarantee that the underlying index fund will achieve a high degree of correlation between the underlying index fund’s performance and that of its index. The correlation between the performance of an underlying fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. If an underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Exchange-Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | Real Estate Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real Estate Investment Risk. An underlying fund that has a policy of concentrating its investments in real estate companies and companies related to the real estate industry is subject to risks associated with the direct ownership of real estate securities. These risks include, among others, declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. These risks may be heightened in connection with investments in emerging markets or securities of issuers that conduct their business in emerging markets.

Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.

Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. To the extent that an underlying fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.

Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.

Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Direct Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Underlying Fund Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.

Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Tracking Error and Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error and Correlation Risk. Each underlying index fund seeks to track the performance of its respective index, although it may not be successful in doing so. Further, there can be no guarantee that the underlying index fund will achieve a high degree of correlation between the underlying index fund’s performance and that of its index. The correlation between the performance of an underlying fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. If an underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.

Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Exchange-Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | Real Estate Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Real Estate Investment Risk. An underlying fund that has a policy of concentrating its investments in real estate companies and companies related to the real estate industry is subject to risks associated with the direct ownership of real estate securities. These risks include, among others, declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

Schwab Target 2010 Fund | Schwab Target 2010 Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Target 2010 Fund | Schwab Target 2010 Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Target 2010 Fund | Schwab Target 2010 Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.

Schwab Target 2010 Fund | Schwab Target 2010 Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Target 2010 Fund | Schwab Target 2010 Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab Target 2010 Fund | Schwab Target 2010 Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

Schwab Target 2010 Fund | Schwab Target 2010 Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2010 Fund | Schwab Target 2010 Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Target 2010 Fund | Schwab Target 2010 Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
Schwab Target 2010 Fund | Schwab Target 2010 Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Target 2010 Fund | Schwab Target 2010 Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.

Schwab Target 2010 Fund | Schwab Target 2010 Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Target 2010 Fund | Schwab Target 2010 Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.

Schwab Target 2010 Fund | Schwab Target 2010 Fund | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Schwab Target 2010 Fund | Schwab Target 2010 Fund | Direct Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Schwab Target 2010 Fund | Schwab Target 2010 Fund | Underlying Fund Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.

Schwab Target 2010 Fund | Schwab Target 2010 Fund | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab Target 2010 Fund | Schwab Target 2010 Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Schwab Target 2010 Fund | Schwab Target 2010 Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab Target 2010 Fund | Schwab Target 2010 Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab Target 2010 Fund | Schwab Target 2010 Fund | Exchange-Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2015 Fund | Schwab Target 2015 Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Target 2015 Fund | Schwab Target 2015 Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Target 2015 Fund | Schwab Target 2015 Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.

Schwab Target 2015 Fund | Schwab Target 2015 Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Target 2015 Fund | Schwab Target 2015 Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab Target 2015 Fund | Schwab Target 2015 Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

Schwab Target 2015 Fund | Schwab Target 2015 Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2015 Fund | Schwab Target 2015 Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Target 2015 Fund | Schwab Target 2015 Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
Schwab Target 2015 Fund | Schwab Target 2015 Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Target 2015 Fund | Schwab Target 2015 Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.

Schwab Target 2015 Fund | Schwab Target 2015 Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Target 2015 Fund | Schwab Target 2015 Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.

Schwab Target 2015 Fund | Schwab Target 2015 Fund | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Schwab Target 2015 Fund | Schwab Target 2015 Fund | Direct Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Schwab Target 2015 Fund | Schwab Target 2015 Fund | Underlying Fund Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.

Schwab Target 2015 Fund | Schwab Target 2015 Fund | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab Target 2015 Fund | Schwab Target 2015 Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Schwab Target 2015 Fund | Schwab Target 2015 Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab Target 2015 Fund | Schwab Target 2015 Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab Target 2015 Fund | Schwab Target 2015 Fund | Exchange-Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2020 Fund | Schwab Target 2020 Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Target 2020 Fund | Schwab Target 2020 Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Target 2020 Fund | Schwab Target 2020 Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.

Schwab Target 2020 Fund | Schwab Target 2020 Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Target 2020 Fund | Schwab Target 2020 Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab Target 2020 Fund | Schwab Target 2020 Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

Schwab Target 2020 Fund | Schwab Target 2020 Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2020 Fund | Schwab Target 2020 Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Target 2020 Fund | Schwab Target 2020 Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
Schwab Target 2020 Fund | Schwab Target 2020 Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Target 2020 Fund | Schwab Target 2020 Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.

Schwab Target 2020 Fund | Schwab Target 2020 Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Target 2020 Fund | Schwab Target 2020 Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.

Schwab Target 2020 Fund | Schwab Target 2020 Fund | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Schwab Target 2020 Fund | Schwab Target 2020 Fund | Direct Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Schwab Target 2020 Fund | Schwab Target 2020 Fund | Underlying Fund Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.

Schwab Target 2020 Fund | Schwab Target 2020 Fund | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab Target 2020 Fund | Schwab Target 2020 Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Schwab Target 2020 Fund | Schwab Target 2020 Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab Target 2020 Fund | Schwab Target 2020 Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab Target 2020 Fund | Schwab Target 2020 Fund | Exchange-Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2025 Fund | Schwab Target 2025 Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Target 2025 Fund | Schwab Target 2025 Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Target 2025 Fund | Schwab Target 2025 Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.

Schwab Target 2025 Fund | Schwab Target 2025 Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Target 2025 Fund | Schwab Target 2025 Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab Target 2025 Fund | Schwab Target 2025 Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

Schwab Target 2025 Fund | Schwab Target 2025 Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2025 Fund | Schwab Target 2025 Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Target 2025 Fund | Schwab Target 2025 Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
Schwab Target 2025 Fund | Schwab Target 2025 Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Target 2025 Fund | Schwab Target 2025 Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.

Schwab Target 2025 Fund | Schwab Target 2025 Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Target 2025 Fund | Schwab Target 2025 Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.

Schwab Target 2025 Fund | Schwab Target 2025 Fund | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Schwab Target 2025 Fund | Schwab Target 2025 Fund | Direct Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Schwab Target 2025 Fund | Schwab Target 2025 Fund | Underlying Fund Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.

Schwab Target 2025 Fund | Schwab Target 2025 Fund | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab Target 2025 Fund | Schwab Target 2025 Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Schwab Target 2025 Fund | Schwab Target 2025 Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab Target 2025 Fund | Schwab Target 2025 Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab Target 2025 Fund | Schwab Target 2025 Fund | Exchange-Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2030 Fund | Schwab Target 2030 Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Target 2030 Fund | Schwab Target 2030 Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions.
In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Target 2030 Fund | Schwab Target 2030 Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.

Schwab Target 2030 Fund | Schwab Target 2030 Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Target 2030 Fund | Schwab Target 2030 Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab Target 2030 Fund | Schwab Target 2030 Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

Schwab Target 2030 Fund | Schwab Target 2030 Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2030 Fund | Schwab Target 2030 Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Target 2030 Fund | Schwab Target 2030 Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
Schwab Target 2030 Fund | Schwab Target 2030 Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Target 2030 Fund | Schwab Target 2030 Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.

Schwab Target 2030 Fund | Schwab Target 2030 Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Target 2030 Fund | Schwab Target 2030 Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.

Schwab Target 2030 Fund | Schwab Target 2030 Fund | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Schwab Target 2030 Fund | Schwab Target 2030 Fund | Direct Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Schwab Target 2030 Fund | Schwab Target 2030 Fund | Underlying Fund Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.

Schwab Target 2030 Fund | Schwab Target 2030 Fund | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab Target 2030 Fund | Schwab Target 2030 Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Schwab Target 2030 Fund | Schwab Target 2030 Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab Target 2030 Fund | Schwab Target 2030 Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab Target 2030 Fund | Schwab Target 2030 Fund | Exchange-Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2035 Fund | Schwab Target 2035 Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Target 2035 Fund | Schwab Target 2035 Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions.
In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Target 2035 Fund | Schwab Target 2035 Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.

Schwab Target 2035 Fund | Schwab Target 2035 Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Target 2035 Fund | Schwab Target 2035 Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab Target 2035 Fund | Schwab Target 2035 Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

Schwab Target 2035 Fund | Schwab Target 2035 Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2035 Fund | Schwab Target 2035 Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Target 2035 Fund | Schwab Target 2035 Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
Schwab Target 2035 Fund | Schwab Target 2035 Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Target 2035 Fund | Schwab Target 2035 Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.

Schwab Target 2035 Fund | Schwab Target 2035 Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Target 2035 Fund | Schwab Target 2035 Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.

Schwab Target 2035 Fund | Schwab Target 2035 Fund | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Schwab Target 2035 Fund | Schwab Target 2035 Fund | Direct Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Schwab Target 2035 Fund | Schwab Target 2035 Fund | Underlying Fund Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.

Schwab Target 2035 Fund | Schwab Target 2035 Fund | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab Target 2035 Fund | Schwab Target 2035 Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Schwab Target 2035 Fund | Schwab Target 2035 Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab Target 2035 Fund | Schwab Target 2035 Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab Target 2035 Fund | Schwab Target 2035 Fund | Exchange-Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2040 Fund | Schwab Target 2040 Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Target 2040 Fund | Schwab Target 2040 Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions.
In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Target 2040 Fund | Schwab Target 2040 Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.

Schwab Target 2040 Fund | Schwab Target 2040 Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Target 2040 Fund | Schwab Target 2040 Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab Target 2040 Fund | Schwab Target 2040 Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

Schwab Target 2040 Fund | Schwab Target 2040 Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2040 Fund | Schwab Target 2040 Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Target 2040 Fund | Schwab Target 2040 Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
Schwab Target 2040 Fund | Schwab Target 2040 Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Target 2040 Fund | Schwab Target 2040 Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.

Schwab Target 2040 Fund | Schwab Target 2040 Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Target 2040 Fund | Schwab Target 2040 Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.

Schwab Target 2040 Fund | Schwab Target 2040 Fund | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Schwab Target 2040 Fund | Schwab Target 2040 Fund | Direct Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Schwab Target 2040 Fund | Schwab Target 2040 Fund | Underlying Fund Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.

Schwab Target 2040 Fund | Schwab Target 2040 Fund | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab Target 2040 Fund | Schwab Target 2040 Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Schwab Target 2040 Fund | Schwab Target 2040 Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab Target 2040 Fund | Schwab Target 2040 Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab Target 2040 Fund | Schwab Target 2040 Fund | Exchange-Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2045 Fund | Schwab Target 2045 Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Target 2045 Fund | Schwab Target 2045 Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions.
In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Target 2045 Fund | Schwab Target 2045 Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.

Schwab Target 2045 Fund | Schwab Target 2045 Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Target 2045 Fund | Schwab Target 2045 Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab Target 2045 Fund | Schwab Target 2045 Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

Schwab Target 2045 Fund | Schwab Target 2045 Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2045 Fund | Schwab Target 2045 Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Target 2045 Fund | Schwab Target 2045 Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
Schwab Target 2045 Fund | Schwab Target 2045 Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Target 2045 Fund | Schwab Target 2045 Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.

Schwab Target 2045 Fund | Schwab Target 2045 Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Target 2045 Fund | Schwab Target 2045 Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.

Schwab Target 2045 Fund | Schwab Target 2045 Fund | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Schwab Target 2045 Fund | Schwab Target 2045 Fund | Direct Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Schwab Target 2045 Fund | Schwab Target 2045 Fund | Underlying Fund Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.

Schwab Target 2045 Fund | Schwab Target 2045 Fund | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab Target 2045 Fund | Schwab Target 2045 Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Schwab Target 2045 Fund | Schwab Target 2045 Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab Target 2045 Fund | Schwab Target 2045 Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab Target 2045 Fund | Schwab Target 2045 Fund | Exchange-Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2050 Fund | Schwab Target 2050 Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Target 2050 Fund | Schwab Target 2050 Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions.
In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Target 2050 Fund | Schwab Target 2050 Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.

Schwab Target 2050 Fund | Schwab Target 2050 Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Target 2050 Fund | Schwab Target 2050 Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab Target 2050 Fund | Schwab Target 2050 Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

Schwab Target 2050 Fund | Schwab Target 2050 Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2050 Fund | Schwab Target 2050 Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Target 2050 Fund | Schwab Target 2050 Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
Schwab Target 2050 Fund | Schwab Target 2050 Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Target 2050 Fund | Schwab Target 2050 Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.

Schwab Target 2050 Fund | Schwab Target 2050 Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Target 2050 Fund | Schwab Target 2050 Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.

Schwab Target 2050 Fund | Schwab Target 2050 Fund | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Schwab Target 2050 Fund | Schwab Target 2050 Fund | Direct Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Schwab Target 2050 Fund | Schwab Target 2050 Fund | Underlying Fund Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.

Schwab Target 2050 Fund | Schwab Target 2050 Fund | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab Target 2050 Fund | Schwab Target 2050 Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Schwab Target 2050 Fund | Schwab Target 2050 Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab Target 2050 Fund | Schwab Target 2050 Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab Target 2050 Fund | Schwab Target 2050 Fund | Exchange-Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2055 Fund | Schwab Target 2055 Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Target 2055 Fund | Schwab Target 2055 Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions.
In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Target 2055 Fund | Schwab Target 2055 Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.

Schwab Target 2055 Fund | Schwab Target 2055 Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Target 2055 Fund | Schwab Target 2055 Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab Target 2055 Fund | Schwab Target 2055 Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

Schwab Target 2055 Fund | Schwab Target 2055 Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2055 Fund | Schwab Target 2055 Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Target 2055 Fund | Schwab Target 2055 Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
Schwab Target 2055 Fund | Schwab Target 2055 Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Target 2055 Fund | Schwab Target 2055 Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.

Schwab Target 2055 Fund | Schwab Target 2055 Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Target 2055 Fund | Schwab Target 2055 Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.

Schwab Target 2055 Fund | Schwab Target 2055 Fund | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Schwab Target 2055 Fund | Schwab Target 2055 Fund | Direct Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Schwab Target 2055 Fund | Schwab Target 2055 Fund | Underlying Fund Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.

Schwab Target 2055 Fund | Schwab Target 2055 Fund | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab Target 2055 Fund | Schwab Target 2055 Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Schwab Target 2055 Fund | Schwab Target 2055 Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab Target 2055 Fund | Schwab Target 2055 Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab Target 2055 Fund | Schwab Target 2055 Fund | Exchange-Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2060 Fund | Schwab Target 2060 Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Target 2060 Fund | Schwab Target 2060 Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions.
In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Target 2060 Fund | Schwab Target 2060 Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.

Schwab Target 2060 Fund | Schwab Target 2060 Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Target 2060 Fund | Schwab Target 2060 Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab Target 2060 Fund | Schwab Target 2060 Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

Schwab Target 2060 Fund | Schwab Target 2060 Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2060 Fund | Schwab Target 2060 Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Target 2060 Fund | Schwab Target 2060 Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
Schwab Target 2060 Fund | Schwab Target 2060 Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Target 2060 Fund | Schwab Target 2060 Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.

Schwab Target 2060 Fund | Schwab Target 2060 Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Target 2060 Fund | Schwab Target 2060 Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.

Schwab Target 2060 Fund | Schwab Target 2060 Fund | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Schwab Target 2060 Fund | Schwab Target 2060 Fund | Direct Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Schwab Target 2060 Fund | Schwab Target 2060 Fund | Underlying Fund Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.

Schwab Target 2060 Fund | Schwab Target 2060 Fund | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab Target 2060 Fund | Schwab Target 2060 Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Schwab Target 2060 Fund | Schwab Target 2060 Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab Target 2060 Fund | Schwab Target 2060 Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab Target 2060 Fund | Schwab Target 2060 Fund | Exchange-Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2065 Fund | Schwab Target 2065 Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Target 2065 Fund | Schwab Target 2065 Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions.
In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Target 2065 Fund | Schwab Target 2065 Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.

Schwab Target 2065 Fund | Schwab Target 2065 Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Target 2065 Fund | Schwab Target 2065 Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

Schwab Target 2065 Fund | Schwab Target 2065 Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

Schwab Target 2065 Fund | Schwab Target 2065 Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

Schwab Target 2065 Fund | Schwab Target 2065 Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Target 2065 Fund | Schwab Target 2065 Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
Schwab Target 2065 Fund | Schwab Target 2065 Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

Schwab Target 2065 Fund | Schwab Target 2065 Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.

Schwab Target 2065 Fund | Schwab Target 2065 Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Target 2065 Fund | Schwab Target 2065 Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective. The fund is not managed to maximize tax efficiency for taxable shareholder accounts. Investors should consider whether the fund is an appropriate investment in light of their current financial position and retirement needs.

Schwab Target 2065 Fund | Schwab Target 2065 Fund | Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.

Schwab Target 2065 Fund | Schwab Target 2065 Fund | Direct Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Schwab Target 2065 Fund | Schwab Target 2065 Fund | Underlying Fund Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.

Schwab Target 2065 Fund | Schwab Target 2065 Fund | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
Schwab Target 2065 Fund | Schwab Target 2065 Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Schwab Target 2065 Fund | Schwab Target 2065 Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Schwab Target 2065 Fund | Schwab Target 2065 Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

Schwab Target 2065 Fund | Schwab Target 2065 Fund | Exchange-Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund (ETF) Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.